Liquidity	12 Months Ended
Dec. 31, 2017
Liquidity
Liquidity

NOTE 2 - LIQUIDITY

As reflected in the Company’s consolidated financial statements, the Company had recurring losses since its inception and had negative working capital of $1.4 million and $2.2 million as of December 31, 2017 and 2016, respectively. In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future and its operating and capital expenditure commitments. The Company currently relies on its shareholders’ additional capital contribution and shareholder loans to fund its working capital needs. For the year ended December 31, 2017, the Company’s shareholders contributed additional capital of $23,382,842 (RMB160 million) to increase the registered capital of Shengshi to approximately $38.2 million (RMB 260 million). For the year ended December 31, 2017, the Company repaid $7,182,456 shareholders’ loan and borrowed additional of $9,626,917 shareholders’ loan. On April 9, 2018, the shareholders signed a commitment letter, in which shareholders agreed that they would not demand the current outstanding shareholders loans for repayment for at least next twelve months. The Company plans to fund its operations through continuing financial support by its shareholders in the near future to ensure sufficient working capital until the business turns profitable. In addition, the Company completed its IPO in two closings, January 31, 2018 and February 2, 2018 with net proceeds of $18.4 million after deducting placement agent’s commission and other offering costs, which will provide sufficient cash flow to the Company’s operations in fiscal 2018.

The Company’s principal liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. The Company’s ability to fund these needs will depend on its future performance, which will be subject in part to general economic, financial, regulatory and other factors beyond its control, including trends in its industry and technological developments.

Based on current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least next twelve months from the date of this report.